Divestitures - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)
Divestitures
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)
Beijing Changping Technology Development Co. Ltd.("BC-TID") | Disposal Group
Divestitures
Recognized disposal gain	$ 5,670	¥ 40,740	¥ 40,741
Gain attributable to disposal group	$ 4,010	¥ 28,790	¥ 28,788